Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss before tax	¥ (890,439)	¥ (58,582)	¥ (11,592)
Adjustments for:
Finance costs	4,848	7,684	10,105
Finance income	(34)	(79)	(1,621)
Depreciation of property, plant and equipment	14,966	10,709	2,257
Depreciation of right-of-use assets	3,433	4,139	4,480
Amortisation of intangible assets	18,626	8,422	5,366
Loss on disposal of property, plant and equipment	809	1,112	4
Covid-19-related rent concessions from a lessor	(859)		(778)
Recognition of equity-settled share-based payment expenses	15,208	53,933	19,416
Share of loss of a joint venture		491	9
Change in fair value of equity investment at fair value through profit or loss	1,000
Impairment of trade receivables, net	99,595	18,653	34,983
Impairment of other receivables and other assets, net	20		257
Impairment of amount due from related parties and directors	19
Impairment of an amount due from a related party		2,000
Impairment of Inventories	7,840
Impairment of property, plant and equipment	34,858
Impairment of Intangible assets	427,314
Impairment of Goodwill	237,225
Total adjustments	(25,571)	48,482	62,886
Working capital adjustments:
(Increase)/decrease in inventories	(1,117)	(6,357)	859
Decrease/(increase) in trade receivables	2,487	51,965	(25,909)
Decrease/(increase) in prepayments, other receivables and other assets	2,064	(17,312)	(6,050)
Decrease/(increase) in amounts due from related parties		357	(663)
Increase/(decrease) in trade payables	4,496	3,204	(7,655)
(Decrease)/increase in other payables and accruals	(2,450)	(6,838)	2,011
(Decrease)/increase in contract liabilities	(3,359)	(1,029)	8,416
Cash (used in)/generated from operations	(23,450)	72,472	33,895
Income tax paid	(3,029)	(7,782)	(7,608)
Net cash flows (used in) from operating activities	(26,479)	64,690	26,287
Cash flows from investing activities
Interest received	33	63	45
Investment in a joint venture			(500)
Investment in an unlisted equity investment at fair value through profit or loss		(1,000)
Acquisition of a subsidiary	315		1,073
Purchase of intangible assets	(19,852)	(20,333)	(10,145)
Purchase of property, plant and equipment	(158)	(16,382)	(948)
Advance to a related party	(2,089)	(900)	(18,498)
Repayment of advance to a related party			17,398
Repayment from a loan receivable		3,000	6,000
Decrease/ (increase) in deposits paid for property, plant and equipment	4,884	(41,560)	(9,899)
Increase in deposits paid for intangible assets	(22,736)	(214,464)	(106,082)
Proceeds from disposal of items of property, plant and equipment	866	298
Receipt of the principal portion of net investments in subleases	261	73	219
Net cash flows used in investing activities	(38,476)	(291,205)	(121,337)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	828	292,958	90,406
Repurchase of shares		(1,274)
Proceeds from bank borrowings	30,000	10,000	10,000
Repayment of bank borrowings	(10,000)	(10,000)	(5,000)
Proceeds from other borrowings	37,880	23,000
Repayment of other borrowings	(36,374)	(35,461)
Advance from a related party	488		7,177
Repayment of amount due to a related party		(7,177)
Repayment from shareholders			105
Payment of the principal portion of lease liabilities	(1,074)	(2,566)	(2,162)
Interest paid	(10,413)	(9,639)	(2,767)
Net cash flows from financing activities	11,335	259,841	97,759
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(53,620)	33,326	2,709
Cash and cash equivalents at beginning of year	59,045	25,719	23,010
CASH AND CASH EQUIVALENTS AT END OF YEAR	¥ 5,425	¥ 59,045	¥ 25,719